SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2000

                          FOR THE JNL VARIABLE FUND LLC

Throughout the prospectus, references to Jackson National Separate Account III should be replaced with Jackson National Separate Account I.

The Financial Highlights table found on page 8 should be replaced in its entirety with the following:

                              FINANCIAL HIGHLIGHTS

The following table provides selected per interest data for one interest of the Series. The information does not reflect any charges imposed by an Account investing in interests of the Series. You should refer to the appropriate Account prospectus for additional information regarding such charges.

The information for the period shown below has been audited by PricewaterhouseCoopers LLP, independent accountants, and should be read in conjunction with the financial statements and notes thereto, together with the report of PricewaterhouseCoopers LLP thereon, in the Annual Report.

                                                                  JNL/FIRST
                                                                    TRUST
                                                                   THE DOW
                                                                    TARGET
                                                                  10 SERIES
                                                              ------------------
                                                                 PERIOD FROM
                                                                   JULY 2,
                                                                  1999* TO
                                                                DECEMBER 31,
                                                                    1999
--------------------------------------------------------------------------------

SELECTED PER INTEREST DATA

NET ASSET VALUE, BEGINNING OF PERIOD..........................$         10.00
                                                              ------------------

INCOME (LOSS) FROM OPERATIONS:
  Net investment income ......................................           0.05
  Net realized and unrealized loss on investments.............          (1.32)
                                                              ------------------
Total loss from operations....................................          (1.27)
                                                              ------------------

NET ASSET VALUE, END OF PERIOD................................$          8.73
                                                              ==================

TOTAL RETURN (A)..............................................         (12.70)%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)....................$         7,786
  Ratio of expenses to average net assets (b).................           0.85 %
  Ratio of net investment income to average net assets (b)....           2.53 %
  Portfolio turnover .........................................          23.32 %
--------------------------------------------------------------------------------
  *    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b) Annualized for periods less than one year.

This Supplement is dated May 5, 2000


(To be used with Form No. VC3656 Rev. 05/00)